Income Tax - Summary of Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Current income tax
In respect of the current year	$ 6,807,882	$ 242,446	$ 5,002,954	$ 5,207,309
Income tax on unappropriated earnings	680,649	24,240	19,115	(1,022,560)
Changes in estimate for prior years	(472,512)	(16,827)	(352,579)	(103,822)
Current income tax	7,016,019	249,859	4,669,490	4,080,927
Deferred income tax
In respect of the current year	212,338	7,562	563,512	(227,327)
Effect of tax rate changes			54,072	657,346
Changes in estimate for prior years	(103,021)	(3,669)	(213,758)	5,696
Effect of foreign currency exchange differences	(8,438)	(301)	(62,070)	(3,273)
Deferred income tax	100,879	3,592	341,756	432,442
Income tax expense recognized in profit or loss	$ 7,116,898	$ 253,451	$ 5,011,246	$ 4,513,369